Earnings per share	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Earnings per share

28.	Earnings per share

a) Basic earnings per share

Basic earnings per share are calculated by dividing the net profit attributable to the Parent Company by the weighted average number of shares outstanding during the year, excluding the average number of treasury shares held over the same period.

	2023	2022	2021

Profit attributable to the Parent	9,449,313	14,287,093	15,528,052

Earnings per share (BRL)
Basic Profit per 1,000 shares (in reais - BRL)
Common shares	1,208.83	1,831.43	1,981.65
Preferred shares	1,329.71	2,014.57	2,179.82
Net Profit attributable - Basic (BRL)
Common shares	4,587,598	6,936,588	7,535,924
Preferred shares	4,861,715	7,350,505	7,992,128

Weighted average shares outstanding (in thousands) - Basic
Common shares	3,795,082	3,787,533	3,802,851
Preferred shares	3,656,223	3,648,674	3,666,423

b) Diluted earning per share

Diluted earnings per share is calculated by dividing the net profit attributable to the Parent Company by the weighted average number of shares outstanding during the year, excluding the average number of treasury shares held over the same period, and including the potential dilutive effect of long-term compensation programs.

	2023	2022	2021

Profit attributable to the Parent	9,449,313	14,287,093	15,528,052

Earnings per share (in reais - BRL)
Diluted earnings per 1,000 shares (in reais - BRL)
Common shares	1,208.83	1,831.43	1,981.65
Preferred shares	1,329.71	2,014.57	2,179.82
Net Profit attributable - Basic (in reais - BRL)
Common shares	4,587,598	6,936,588	7,535,924
Preferred shares	4,861,715	7,350,505	7,992,128

Weighted average shares outstanding (in thousand) - Diluted
Common shares	3,795,082	3,787,533	3,802,851
Preferred shares	3,656,223	3,648,674	3,666,423